Schedule of Warrants Outstanding and Exercisable (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Warrant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date Issued	Mar. 16, 2021
Number Outstanding	15,900
Number Exercisable	15,900
Exercise Price | $ / shares	$ 0.75
Expiration Date	Mar. 15, 2023
Warrant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date Issued	May 07, 2021
Number Outstanding	53,704
Number Exercisable	53,704
Exercise Price | $ / shares	$ 0.74
Expiration Date	May 06, 2023
Warrant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date Issued	Jun. 17, 2021
Number Outstanding	12,189
Number Exercisable	12,189
Exercise Price | $ / shares	$ 0.83
Expiration Date	Jun. 16, 2023
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	89,793
Number Exercisable	89,793